General	6 Months Ended
Jun. 30, 2022
General Abstract
GENERAL

NOTE 1 - GENERAL

A.	Description of the Company:

IceCure Medical Ltd. (“IceCure Medical Ltd.”, the “Company”, “we” or “our”) is a medical device company incorporated in Israel.

The Company’s ordinary shares are listed on NASDAQ and the Tel Aviv Stock Exchange.

Since its establishment, IceCure Medical Ltd., and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “US Subsidiary”), IceCure Medical HK Limited, in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. in China (the “Chinese Subsidiary, and together with the Company, the US Subsidiary and the Hong Kong Subsidiary, the “Group”), have been engaged in the research, development and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its propriety liquid nitrogen cryoablation technology, as an alternative to surgical intervention to remove the tumor. The Company received regulatory approvals for marketing its products in the United States, Europe and other territories.

The US Subsidiary was established on April 6, 2011 in the State of Delaware and is engaged in business development, marketing, clinical trial management and sale of the Company’s products in the United States. The Hong Kong Subsidiary was established on September 26, 2018 and commenced its activity in 2021. The Chinese Subsidiary was established on July 14, 2020, and is wholly owned by the Hong Kong Subsidiary. The Chinese Subsidiary in China commenced its operation on January 1, 2021 and is engaged in business development and obtaining regulatory approvals for the Company’s products in China.

The Group’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to commercialize its technology, obtaining regulatory approvals and other risks. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Going Concern:

As of June 30, 2022, the Company has accumulated losses of $67,399. In the six months ended June 30, 2022, the Company generated losses of $8,968 and negative cash flows from operating activities of $6,845.

To date, management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources, sales of its products, and through additional raising of capital. As of August 31, 2022, the Company’s cash, cash equivalents and short-term deposits were $15,388.

Management expects that its cash, cash equivalents and short-term deposits, as of the issuance date of the financial statements, will be sufficient for 12 months of operations.